Cover	Mar. 04, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 04, 2020
Entity File Number	001-13337
Entity Registrant Name	STONERIDGE, INC.
Entity Central Index Key	0001043337
Entity Tax Identification Number	34-1598949
Entity Incorporation, State or Country Code	OH
Entity Address, Address Line One	39675 MacKenzie Drive
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Novi
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48377
City Area Code	248
Local Phone Number	489-9300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	SRI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false